Mineral Royalty Interest - Additional Information (Detail) - Metates Properties [member] - USD ($)			6 Months Ended
	Aug. 07, 2019	Aug. 07, 2014	Jun. 30, 2019
Disclosure Of Royalty Arrangements [line items]
Net smelter return royalty percentage	0.50%	1.50%
Upfront cash payment for Royalty interest	$ 9,000,000	$ 9,000,000
Ratio of royalty which may be reacquired by the Mine Operator	66.66%
Net smelter return royalty percentage which may be repurchased	1.00%
Total consideration owed by Mine Operator upon election of reacquisition of royalty interest	$ 9,000,000
Revenues recognized in royalty agreement			$ 0
Depletion in royalty agreement			$ 0